Capital Stock - Schedule of Stock Options Outstanding and Exercisable (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
November 1, 2021 [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Exercisable	365,000	365,000
Weighted Average Exercise Price	$ 4.1	$ 4.1
Weighted Average Remaining Contractual Life (Years)	6 years 6 months 29 days	7 years 29 days
December 30, 2022 [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Exercisable	90,000	90,000
Weighted Average Exercise Price	$ 2.21	$ 2.21
Weighted Average Remaining Contractual Life (Years)	7 years 9 months	8 years 3 months
October 19, 2023 [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Exercisable	1,006,250	752,500
Weighted Average Exercise Price	$ 1.16	$ 1.16
Weighted Average Remaining Contractual Life (Years)	8 years 6 months 29 days	9 years 29 days